John Hancock Disciplined Value Fund

Summary prospectus 7/1/16

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 (Class A, Class B, and Class C) or 888-972-8696 (Class I, Class I2 and Class R suite) or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 7/1/16, and most recent financial highlights information included in the shareholder report, dated 3/31/16, are incorporated by reference into this summary prospectus.

TICKERS

A: JVLAX	B: JVLBX	C: JVLCX	I: JVLIX	I2: JVLTX	R1: JDVOX	R2: JDVPX	R3: JDVHX	R4: JDVFX	R5: JDVVX	R6: JDVWX

Investment objective

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 24 to 26 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	I2	R1	R2	R3	R4	R5	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00	None	None	None	None	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	20	None	None	None	None	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	B		C	I	I2		R1		R2	R3	R4		R5	R6
Management fee	0.66	0.66		0.66	0.66	0.66		0.66		0.66	0.66	0.66		0.66	0.66
Distribution and service (Rule 12b-1) fees	0.25	1.00		1.00	0.00	0.00		0.50		0.25	0.50	0.25		0.00	0.00
Other expenses
Service plan fee	0.00	0.00		0.00	0.00	0.00		0.25		0.25	0.15	0.10		0.05	0.00
Additional other expenses	0.17	0.17	[1]	0.17	0.15	0.15	[1]	0.06	[1]	0.06	0.06	0.06	[1]	0.06	0.06
Total other expenses	0.17	0.17		0.17	0.15	0.15		0.31		0.31	0.21	0.16		0.11	0.06
Total annual fund operating expenses	1.08	1.83		1.83	0.81	0.81		1.47		1.22	1.37	1.07		0.77	0.72
Contractual expense reimbursement	0.00	0.00		0.00	0.00	0.00		0.00		0.00	0.00	–0.10	[2]	0.00	–0.02	[3]
Total annual fund operating expenses after expense reimbursements	1.08	1.83		1.83	0.81	0.81		1.47		1.22	1.37	0.97		0.77	0.70

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

3 The advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares

John Hancock Disciplined Value Fund

at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	I2	R1	R2	R3	R4	R5	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	605	686	186	286	186	83	83	150	124	139	99	79	72
3 years	826	876	576	576	576	259	259	465	387	434	330	246	228
5 years	1,066	1,190	990	990	990	450	450	803	670	750	580	428	399
10 years	1,751	1,951	1,951	2,148	2,148	1,002	1,002	1,757	1,477	1,646	1,297	954	893

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.

In seeking this investment objective, the manager examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies , earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

John Hancock Disciplined Value Fund

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. The Russell 1000 Value Index shows how the fund's performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class I2, and Class R suite).

A note on performance

Class A, Class B, Class C, Class I, and Class I2 shares commenced operations on December 22, 2008; Class R3, Class R4, and Class R5 shares of the fund commenced operations on May 22, 2009; Class R1, Class R6, and Class R2 shares of the fund commenced operations on July 13, 2009, September 1, 2011, and March 1, 2012, respectively. Investor shares of Robeco Boston Partners Large Cap Value Fund (the predecessor fund) commenced operations on January 16, 1997 and Institutional shares of the predecessor fund commenced operations on January 2, 1997. Returns prior to the commencement date of Class A, Class B, and Class C shares are those of the predecessor fund's Investor shares that have been recalculated to apply the gross fees and expenses of Class A, Class B, and Class C shares, as applicable. Returns prior to the commencement date of Class I and Class I2 shares are those of the predecessor fund's Institutional shares that have been recalculated to apply the gross fees and expenses of Class I and Class I2 shares, as applicable. Returns prior to the commencement date of Class R1, Class R2, Class R3, Class R4, and Class R5 shares are those of the predecessor fund's Investor shares (through December 22, 2008) and the fund's Class A shares (after December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares, as applicable. Returns prior to the commencement date of Class R6 shares are those of the predecessor fund's Institutional shares (through December 22, 2008) and the fund's Class I shares (after December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares would have been substantially similar to returns of Class A or Class I shares, as applicable, because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –0.45%.
Best quarter: Q2 '09, 18.05%
Worst quarter: Q4 '08, –20.61%

John Hancock Disciplined Value Fund

Average annual total returns (%)—as of 12/31/15	1 year	5 year	10 year
Class A before tax	–9.94	10.04	6.56
after tax on distributions	–10.84	9.05	5.61
after tax on distributions, with sale	–4.87	7.96	5.18
Class B	–10.49	10.01	6.13
Class C	–6.80	10.34	6.17
Class I	–4.99	11.52	7.45
Class I2	–4.99	11.52	7.37
Class R1	–5.61	10.72	6.68
Class R2	–5.38	10.98	6.87
Class R3	–5.47	10.83	6.79
Class R4	–5.08	11.28	7.17
Class R5	–4.94	11.57	7.47
Class R6	–4.81	11.62	7.51
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	12.57	7.31
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	–3.83	11.27	6.16

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Robeco Investment Management, Inc., doing business as Boston Partners

Portfolio management

Mark E. Donovan, CFA Co-Portfolio Manager Managed the fund and its predecessor since inception	David J. Pyle, CFA Co-Portfolio Manager Managed the fund and its predecessor since inception

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans or certain fee-based or wrap accounts. The minimum initial investment requirement for Class I and Class I2 shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. There are no minimum initial investment requirements for Class R1, Class R2, Class R3, Class R4, or Class R5 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; Trustees; employees of the advisor or its affiliates; or members of the fund's portfolio management team. There are no subsequent minimum investment requirements for any of these share classes. Purchases of Class B shares are closed to new and existing investors except by exchange from Class B shares of another John Hancock fund or through dividend and/or capital gains reinvestment.

Class A, Class B, Class C, Class I, Class I2, and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A, Class B, and Class C); 888-972-8696 (Class I, Class I2, and Class R6). Class R1, Class R2, Class R3, Class R4, and Class R5 shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401 (k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

© 2016 JOHN HANCOCK FUNDS, LLC 3400SP 7/1/16 SEC file number: 811-21777